Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
HUTCHMED Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

		Weighted	Weighted average
		average exercise	remaining	Aggregate
	Number of share	price in US$ per	contractual life	intrinsic value
	options	share	(years)	(in US$’000)
Outstanding at January 1, 2025	29,640,273	4.47	5.99	3,804
Granted (note)	1,493,435	3.27
Exercised	(726,525)	2.17
Cancelled	(1,423,610)	2.33
Expired	(3,309,340)	4.46
Outstanding at December 31, 2025	25,674,233	4.59	5.12	1,424
Exercised	(7,500)	2.50
Cancelled	(1,388,236)	3.61
Expired	(1,185,475)	5.44
Outstanding at June 30, 2026	23,093,022	4.60	4.51	5
Vested and exercisable at December 31, 2025	20,020,945	4.94	4.23	953
Vested and exercisable at June 30, 2026	19,802,670	4.79	3.90	5

Note: This was granted to an executive director in June 2025 where the number of share options exercisable is subject to certain performance targets based on a market condition covering the 3-year period from 2025 to 2027 which has been reflected in estimating the grant date fair value using the Monte Carlo simulation model. The grant date fair value of such award is US$1.17 per share. Vesting of such award will occur around March 2028 if the performance targets are met.

Schedule of share option exercises

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Cash received from share options exercised	19	1,100
Total intrinsic value of share options exercised	4	526

Schedule of share-based compensation expenses

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Research and development expenses	835	1,206
Selling and administrative expenses	106	281
Cost of revenue	30	65
	971	1,552

LTIP
Share-based Compensation
Schedule of treasury shares (in ordinary share equivalent) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2025	16,717,458	60,924
Vested	(4,134,157)	(15,442)
As at December 31, 2025	12,583,301	45,482
Vested	(9,319,020)	(32,885)
As at June 30, 2026	3,264,281	12,597

Schedule of share-based compensation expenses

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Research and development expenses	2,607	5,491
Selling and administrative expenses	1,275	1,811
Cost of revenue	109	389
	3,991	7,691
Recorded with a corresponding credit to:
Liability	431	630
Additional paid-in capital	3,560	7,061
	3,991	7,691